Statement of Stockholders' Equity (Unaudited) - March G L [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total Stockholders Equity
Balance, September 5, 2025 (incorporation) at Mar. 30, 2025
Beginning balance, shares at Mar. 30, 2025
Issuance of Common Stock	$ 103	5,642,517	(90,000)		5,552,620
Issuance of Common Stock, shares	103,360
Net loss				(4,279,487)	(4,279,487)
Ending balance, value at Dec. 31, 2025	$ 103	5,642,517	(90,000)	(4,279,487)	1,273,133
Ending balance, shares at Dec. 31, 2025	103,360
Ending balance, value at Dec. 31, 2025	$ 103	5,642,517	(90,000)	(4,279,487)	1,273,133
Ending balance, shares at Dec. 31, 2025	103,360
Ending balance, value at Dec. 31, 2025	$ 103	$ 5,642,517	$ (90,000)	$ (4,279,487)	$ 1,273,133
Ending balance, shares at Dec. 31, 2025	103,360